Impact on the results of operations of transactions between the Corporation and PRLP 2011 Holdings, LLC (Detail) (Interest Income Member, 100%, Prlp2011 Holdings Llc Joint Venture [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest Income Member | 100% | Prlp2011 Holdings Llc Joint Venture [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	$ 1,162	$ 2,688